United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
June 30, 2006

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Quantitative Investment Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773


Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:           Elizabeth A. Watson
Title:          Executive Vice President
Phone:          (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Elizabeth A. Watson,   Lincoln, MA             July , 2006


Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[ X  ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name


        28-05386                        Columbia Partners, LLC,
                                        Investment Management


        28-00399                        State Street Boston Corp





                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:        13

Form 13F Information Table Value Total:           $43,262
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE



Column 1  Column 2       Column 3       Column 4    Column 5               Column 6        Column 7         Column 8
Name of   Title of
Issuer    Class           Cusip          Value     SHRS OR SH PUT         Investment        Other               Voting
                                                       (x1000)    RN AMT PRN CALL        Discretion      Managers       Authority
                                                                                                                           S/Sh/None

AUTOLIV         COM     052800109        5829         103040  SH          OTHER                             SHARED

BANCO
BRADESCO SA     ADR     059460303        1462          47022   SH          OTHER                             SHARED


CEMEX SA        ADR     151290889        9943         174529  SH          OTHER                             SHARED

COMPANHIA
ENERGETICA DE
MINAS           ADR     204409601         1006           23615   SH         OTHER                             SHARED

COMPANHIA
VALE DO RIO
DOCE            ADR     204412100        2196          106700   SH         OTHER                             SHARED

GERDAU SA       ADR     373737105        2363          158487   SH         OTHER                             SHARED

INFOSYS
TECHNOLOGIES    ADR     456788108        1230           16100   SH         OTHER                             SHARED

ISHARES INC     MSCI    464286731         2026         158000   SH         OTHER                             SHARED

ISHARES TR      MSCI    464287234        7099           75600   SH         OTHER                             SHARED

PETROLEO
BRASILEIRO SA
 PETRO          ADR     71654V101         3063          38359   SH         OTHER                             SHARED


TATNEFT         ADR     03737P306         2999        38950   SH         OTHER                             SHARED

TIM
PARTICIPACOES
SA                      ADR     88706P106        1444         52400   SH         OTHER                             SHARED

UNIBANCO
UNIAO DE
BANCOS BR     ADR     90458E107         2601          39171   SH         OTHER                             SHARED
